EQUITY INCENTIVE PLANS - Disclosure of detailed information about share options valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) year $ / shares	Dec. 31, 2023 CAD ($) year $ / shares
Equity Incentive Plans [Abstract]
Exercise price	$ 1.7	$ 2.12
Market price | $	$ 1.49	$ 2.1
Expected option term (years) | year	3	3
Expected stock price volatility	47.20%	50.60%
Average risk-free interest rate	3.87%	4.22%
Expected forfeiture rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%
FAIR VALUE PER OPTION GRANTED	$ 0.47	$ 0.79